AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
January 31, 2021 (Unaudited)
Shares	Security Description	Value
	PREFERRED STOCKS - 99.9%
	Communication Services - 1.4%
	Qwest Corporation
360	7.000%, 02/01/2056	$9,101
1,542	6.500%, 09/01/2056	39,583
1,041	6.750%, 06/15/2057	27,139
	Telephone & Data Systems, Inc.
183	6.625%, 03/31/2045	4,604
345	6.875%, 11/15/2059	8,815
463	7.000%, 03/15/2060	11,765
302	5.875%, 12/01/2061	7,559
	United States Cellular Corporation
528	6.950%, 05/15/2060	13,453
424	7.250%, 12/01/2063	10,808
462	7.250%, 12/01/2064	11,790
		144,617
	Consumer Discretionary - 2.8%
	Dillard’s Capital Trust I
306	7.500%, 08/01/2038	7,769
	eBay, Inc.
9,367	6.000%, 02/01/2056	241,200
	TravelCenters of America, Inc.
812	8.250%, 01/15/2028	21,274
185	8.000%, 12/15/2029	4,742
739	8.000%, 10/15/2030	18,749
		293,734
	Energy - 6.0%
	Altera Infrastructure LP
887	Series E, 8.875%, Perpetual (b)	20,046
	DCP Midstream LP
1,191	Series B, 7.875%, Perpetual (b)	25,678
813	Series C, 7.950%, Perpetual (b)	17,431
	Energy Transfer Operating LP
3,323	Series C, 7.375%, Perpetual (b)	69,451
3,286	Series D, 7.625%, Perpetual (b)	70,682
5,908	Series E, 7.600%, Perpetual (b)	130,094
	NGL Energy Partners LP
2,324	Series B, 9.000%, Perpetual (b)	23,821
	NuStar Energy LP
1,673	Series A, 8.500%, Perpetual (b)	33,544
2,843	Series B, 7.625%, Perpetual (b)	48,814
1,274	Series C, 9.000%, Perpetual (b)	26,970
	NuStar Logistics LP
5,028	6.975%, 01/15/2043 (b)	111,471
	Teekay LNG Partners LP
922	9.000%, Perpetual	23,677
1,256	Series B, 8.500%, Perpetual (b)	31,526
		633,205

	Financials - 60.6% ●

	Aegon NV
3,123	Series 1 4.000%, Perpetual	79,043
	AG Mortgage Investment Trust, Inc.
844	Series C, 8.000%, Perpetual (b)	16,711
	AGNC Investment Corporation
2,400	Series C, 7.000%, Perpetual (b)	60,216
1,736	Series D, 6.875%, Perpetual (b)	42,740
2,972	Series E, 6.500%, Perpetual (b)	72,606
4,246	Series F, 6.125%, Perpetual (b)	101,904
	Allied Capital Corporation
2,872	6.875%, 04/15/2047	74,356
	American Equity Investment Life Holding Company
2,954	Series A, 5.950%, Perpetual (b)	75,622
	Annaly Capital Management, Inc.
5,317	Series F, 6.950%, Perpetual (b)	132,606
3,139	Series G, 6.500%, Perpetual (b)	77,157
3,268	Series I, 6.750%, Perpetual (b)	82,386
	Arch Capital Group, Ltd.
3,323	Series E, 5.250%, Perpetual	85,401
	Ares Management Corporation
2,290	Series A, 7.000%, Perpetual	59,174
	Argo Group US, Inc.
222	6.500%, 09/15/2042	5,719
	Assured Guaranty Municipal Holdings, Inc.
352	6.250%, 11/01/2102	9,159
153	5.600%, 07/15/2103	3,892
	Axis Capital Holdings, Ltd.
4,061	Series E, 5.500%, Perpetual	104,246
	B. Riley Financial, Inc.
194	7.375%, 05/31/2023	4,966
173	6.875%, 09/30/2023	4,415
816	6.750%, 05/31/2024	20,726
967	6.375%, 02/28/2025	24,359
995	6.500%, 09/30/2026	25,522
813	7.500%, 05/31/2027	20,439
905	7.250%, 12/31/2027	22,806
	Bank of America Corporation
2,207	Series 02, 3.000%, Perpetual (b)	49,326
1,552	Series 4, 4.000%, Perpetual (b)	38,878
3,113	Series 5, 4.000%, Perpetual (b)	77,202
2,342	Series E, 4.000%, Perpetual (b)	59,581
6,645	Series EE, 6.000%, Perpetual	169,248
	BOK Financial Corporation
233	5.375%, 06/30/2056	5,923
	Brightsphere Investment Group, Inc.
191	5.125%, 08/01/2031	4,804

	Capital One Financial Corporation
4,431	Series G, 5.200%, Perpetual	114,276
	Charles Schwab Corporation
4,431	Series C, 6.000%, Perpetual	113,301
5,538	Series D, 5.950%, Perpetual	143,102
	Chimera Investment Corporation
2,400	Series B, 8.000%, Perpetual (b)	56,232
1,920	Series C, 7.750%, Perpetual (b)	43,680
1,477	Series D, 8.000%, Perpetual (b)	33,602
	Citigroup, Inc.
7,643	Series S, 6.300%, Perpetual	191,152
	Compass Diversified Holdings
739	Series B, 7.875%, Perpetual (b)	18,697
	Cowen, Inc.
214	7.350%, 12/15/2027	5,431
	Dynex Capital, Inc.
824	Series C, 6.900%, Perpetual (b)	20,542
	Ellington Financial, Inc.
850	6.750%, Perpetual (b)	19,907
	Exantas Capital Corporation
887	8.625%, Perpetual (b)	19,270
	First Horizon National Corporation
738	Series A, 6.200%, Perpetual	18,937
738	Series D, 6.100%, Perpetual (b)	19,380
	First Republic Bank
1,108	Series G, 5.500%, Perpetual	28,088
1,476	Series H, 5.125%, Perpetual	38,464
	Globe Life, Inc.
3,747	6.125%, 06/15/2056	96,073
	Goldman Sachs Group, Inc.
5,128	Series A, 3.750%, Perpetual (b)	124,610
1,368	Series C, 4.000%, Perpetual (b)	34,337
9,229	Series D, 4.000%, Perpetual (b)	227,772
4,614	Series N, 6.300%, Perpetual	117,149
	Hancock Whitney Corporation
233	5.950%, 06/15/2045	5,921
	Huntington Bancshares, Inc.
738	Series C, 5.875%, Perpetual	19,055
4,431	Series D, 6.250%, Perpetual	112,503
	Invesco Mortgage Capital, Inc.
1,034	Series A, 7.750%, Perpetual	25,561
1,145	Series B, 7.750%, Perpetual (b)	27,720
2,123	Series C, 7.500%, Perpetual (b)	50,888
	JPMorgan Chase & Company
10,522	Series AA, 6.100%, Perpetual	267,259
8,492	Series BB, 6.150%, Perpetual	215,697
	KKR & Company, Inc.
2,547	Series A, 6.750%, Perpetual	65,687
1,144	Series B, 6.500%, Perpetual	29,607
	Maiden Holdings, Ltd.
1,108	Series A, 8.250%, Perpetual (a)	12,277
1,219	Series C, 7.125%, Perpetual (a)	13,238
	Merchants Bancorp

922	Series B, 6.000%, Perpetual (b)	24,276
	MetLife, Inc.
4,431	Series A, 4.000%, Perpetual (b)	113,345
	MFA Financial, Inc.
2,031	Series C, 6.500%, Perpetual (b)	44,296
	Monroe Capital Corporation
804	5.750%, 10/31/2023	20,341
	Morgan Stanley
8,123	Series A, 4.000%, Perpetual (b)	200,394
	National General Holdings Corporation
801	7.625%, 09/15/2055	20,225
1,309	Series B, 7.500%, Perpetual	32,856
	New Residential Investment Corporation
1,147	Series A, 7.500%, Perpetual (b)	26,691
2,086	Series B, 7.125%, Perpetual (b)	46,559
2,972	Series C, 6.375%, Perpetual (b)	62,828
	New York Mortgage Trust, Inc.
1,131	Series D, 8.000%, Perpetual (b)	25,911
1,369	Series E, 7.875%, Perpetual (b)	31,515
	Newtek Business Services Corporation
738	5.500%, 02/01/2026 (a)	19,402
	PartnerRe, Ltd.
1,185	Series G, 6.500%, Perpetual	30,597
2,170	Series H, 7.250%, Perpetual	55,877
1,352	Series I, 5.875%, Perpetual	34,584
	PennyMac Mortgage Investment Trust
850	Series A, 8.125%, Perpetual (b)	20,706
1,440	Series B, 8.000%, Perpetual (b)	35,582
	Popular Capital Trust I
279	6.700%, 11/01/2033	7,168
	Popular Capital Trust II
202	6.125%, 12/01/2034	5,135
	Prospect Capital Corporation
360	6.250%, 06/15/2024	9,086
	Ready Capital Corporation
757	6.200%, 07/30/2026	19,296
	Regions Financial Corporation
3,692	Series A, 6.375%, Perpetual	95,771
	RenaissanceRe Holdings, Ltd.
2,031	Series E, 5.375%, Perpetual	51,770
	SLM Corporation
739	Series B, 1.917%, Perpetual (b)	39,817
	Sterling Bancorp
996	Series A, 6.500%, Perpetual	26,175
	Stifel Financial Corporation
354	5.200%, 10/15/2047	9,172
1,108	Series A, 6.250%, Perpetual	28,587
	Texas Capital Bancshares, Inc.
171	6.500%, 09/21/2042	4,339
1,108	Series A, 6.500%, Perpetual	28,287
	Truist Financial Corporation
3,692	Series F, 5.200%, Perpetual	93,481
3,692	Series G, 5.200%, Perpetual	93,481
3,434	Series H, 5.625%, Perpetual	88,220
1,274	Series I, 4.000%, Perpetual (b)	32,755

	Two Harbors Investment Corporation
1,062	Series A, 8.125%, Perpetual (b)	26,083
2,123	Series B, 7.625%, Perpetual (b)	49,466
2,179	Series C, 7.250%, Perpetual (b)	49,245
	US Bancorp
7,384	Series B, 3.500%, Perpetual (b)	177,659
	Valley National Bancorp
739	Series B, 5.500%, Perpetual (b)	18,918
	Wells Fargo & Company
3,540	5.200%, Perpetual	89,173
3,067	Series O, 5.125%, Perpetual	77,380
2,950	Series P, 5.250%, Perpetual	74,487
4,720	Series W, 5.700%, Perpetual	119,416
5,428	Series X, 5.500%, Perpetual	140,260
	Western Alliance Bancorp
271	6.250%, 07/01/2056	6,954
	WR Berkley Corporation
1,374	5.900%, 03/01/2056	34,845
3,623	5.750%, 06/01/2056	93,002
	Zions Bancorp
932	Series H, 5.750%, Perpetual	24,223
		6,400,184
	Industrials - 2.8%
	Air Lease Corporation
1,846	Series A, 6.150%, Perpetual (b)	47,904
	Atlas Corporation
941	Series D, 7.950%, Perpetual	23,374
1,000	Series E, 8.250%, Perpetual	25,000
1,441	Series G, 8.200%, Perpetual	36,284
1,666	Series H, 7.875%, Perpetual	41,617
1,108	Series I, 8.000%, Perpetual (b)	27,495
	Fortress Transportation & Infrastructure Investors, LLC
850	Series B, 8.000%, Perpetual (b)	19,269
	GATX Corporation
1,874	5.625%, 05/30/2066	48,181
	Hillman Group Capital Trust
166	11.600%, 09/30/2027	4,231
	Steel Partners Holdings LP
1,168	Series A, 6.000%, 02/07/2026	24,423
		297,778

	Real Estate - 10.5%
	American Homes 4 Rent
1,985	Series D, 6.500%, Perpetual	50,459
1,699	Series E, 6.350%, Perpetual	43,443
1,145	Series F, 5.875%, Perpetual	29,346
849	Series G, 5.875%, Perpetual	21,981
	Boston Properties, Inc.
1,477	Series B, 5.250%, Perpetual	37,531
	City Office REIT, Inc.
826	Series A, 6.625%, Perpetual	21,030
	Digital Realty Trust, Inc.
1,486	Series C, 6.625%, Perpetual	38,339
	Farmland Partners, Inc.
1,077	Series B, 6.000%, Perpetual (b)	27,733
	Global Net Lease, Inc.
1,256	Series A, 7.250%, Perpetual	32,618
	iStar, Inc.
739	Series D, 8.000%, Perpetual	18,977
923	Series I, 7.500%, Perpetual	23,195
	Monmouth Real Estate Investment Corporation
3,749	Series C, 6.125%, Perpetual	94,775
	National Retail Properties, Inc.
2,547	Series F, 5.200%, Perpetual	65,687
	Office Properties Income Trust
3,873	5.875%, 05/01/2046	98,335
	PS Business Parks, Inc.
1,401	Series W, 5.200%, Perpetual	36,146
1,698	Series X, 5.250%, Perpetual	44,335
	Public Storage
1,477	Series C, 5.125%, Perpetual	37,501
2,400	Series D, 4.950%, Perpetual	61,176
2,585	Series E, 4.900%, Perpetual	66,073
	SL Green Realty Corporation
1,699	Series I, 6.500%, Perpetual	43,206
	Spirit Realty Capital, Inc.
1,273	Series A, 6.000%, Perpetual	33,760
	VEREIT, Inc.
2,753	Series F, 6.700%, Perpetual	70,229
	Vornado Realty Trust
2,216	Series K, 5.700%, Perpetual	55,887
2,216	Series L, 5.400%, Perpetual	55,666
		1,107,428
	Utilities - 15.8%
	Dominion Energy, Inc.
9,993	Series A, 5.250%, 07/30/2076	256,320
	DTE Energy Company
3,748	Series B, 5.375%, 06/01/2076	96,099
	Duke Energy Corporation
6,245	5.125%, 01/15/2073	161,371

	Entergy Arkansas, LLC
5,122	4.875%, 09/01/2066	132,404
	Entergy New Orleans, LLC
1,373	5.500%, 04/01/2066	35,341
	Interstate Power & Light Company
1,476	Series D, 5.100%, Perpetual	38,671
	NextEra Energy Capital Holdings, Inc.
7,119	Series K, 5.250%, 06/01/2076	183,172
	PPL Capital Funding, Inc.
5,621	Series B, 5.900%, 04/30/2073	144,235
	SCE Trust II
2,748	5.100%, Perpetual	68,700
	SCE Trust III
3,435	Series H, 5.750%, Perpetual (b)	83,539
	SCE Trust IV
4,060	Series J, 5.375%, Perpetual (b)	98,252
	SCE Trust V
3,748	Series K, 5.450%, Perpetual (b)	95,686
	Southern Company
9,992	5.250%, 10/01/2076	257,594
	Tennessee Valley Authority
358	Series A, 2.216%, 05/01/2029	9,118
432	Series D, 2.134%, 06/01/2028	10,938
		1,671,440
	TOTAL PREFERRED STOCKS (Cost $10,497,735)	10,548,386

	SHORT-TERM INVESTMENTS - 7.3%
770,566	Invesco Government & Agency Portfolio, Institutional Class - 0.03%*	770,566
	TOTAL SHORT-TERM INVESTMENTS (Cost $770,566)	770,566
	TOTAL INVESTMENTS (Cost $11,268,301) - 107.2%	11,318,952
	Liabilities in Excess of Other Assets - (7.2)%	(761,976)
	NET ASSETS - 100.0%	$10,556,976

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of January 31, 2021.

●	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
*	Rate shown is the annualized seven-day yield as of January 31, 2021.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2021:

AAM Low Duration Preferred and Income Securities ETF
Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks	$10,548,386	$-	$-	$10,548,386
Short-Term Investments	770,566	-	-	770,566
Total Investments in Securities	$11,318,952	$-	$-	$11,318,952

For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.